OPERATING LEASES - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases, Operating [Abstract]
Operating lease cost	$ 4,576
Variable lease costs	0
Short-term lease costs	0
Sublease income	0
Total lease costs	$ 4,576